Eaton Vance
Arizona Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 91.5%
Security	Principal Amount (000's omitted)	Value
Education — 12.9%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$ 245,095
Arizona Industrial Development Authority, (Doral Academy of Nevada):
5.00%, 7/15/39(1)	55	53,801
5.00%, 7/15/40(1)	350	338,982
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	45,776
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525	450,182
Arizona State University, 5.00%, 7/1/36	1,150	1,189,066
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation), (AMT), 2.125%, 7/1/33	250	215,938
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	379,337
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 4.00%, 7/1/41(1)	500	414,500
Northern Arizona University, 5.00%, 6/1/38	1,000	1,045,710
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	500	454,065
Pima County Community College District, AZ:
5.00%, 7/1/33	300	333,426
5.00%, 7/1/35	720	792,677
University of Arizona:
5.00%, 6/1/38	1,500	1,570,350
5.00%, 8/1/38	600	666,738
5.00%, 6/1/42	1,500	1,628,070
		$ 9,823,713
Electric Utilities — 7.4%
Mesa, AZ, Utility Systems Revenue:
4.00%, 7/1/31	$1,160	$ 1,196,610
5.00%, 7/1/36	1,000	1,182,930
Pinal County Electrical District No. 3, AZ, 5.00%, 7/1/33	1,000	1,053,640
Salt River Project Agricultural Improvement and Power District, AZ:
5.00%, 1/1/35	1,000	1,103,940
5.00%, 1/1/45	1,000	1,108,670
		$ 5,645,790
Escrowed/Prerefunded — 0.3%
Kyrene Elementary School District No. 28, AZ, Prerefunded to 7/1/23, 5.50%, 7/1/30	$200	$ 200,732
		$ 200,732
Security	Principal Amount (000's omitted)	Value
General Obligations — 10.0%
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/33	$225	$ 234,189
Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/42	1,550	1,565,143
Phoenix Union High School District No. 210, AZ, 4.00%, 7/1/39	300	305,067
Phoenix, AZ, 5.00%, 7/1/25	1,320	1,382,014
Puerto Rico, 5.625%, 7/1/29	1,000	1,058,800
Scottsdale, AZ, 4.00%, 7/1/39	1,500	1,555,875
Tempe, AZ, 5.00%, 7/1/30	1,000	1,122,230
Western Maricopa Education Center District No. 402, AZ, 4.50%, 7/1/34	350	351,936
		$ 7,575,254
Hospital — 8.3%
Arizona Health Facilities Authority, (Banner Health), (LOC: Bank of America, N.A.), 3.80%, 1/1/46(2)	$200	$ 200,000
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	1,665	1,696,069
Arizona Industrial Development Authority, (Phoenix Children's Hospitals), (LOC: JPMorgan Chase Bank, N.A.), 3.80%, 2/1/48(2)	1,000	1,000,000
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	500	482,965
Series 2019-E, 4.00%, 1/1/45	1,000	959,580
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	438,636
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	501,315
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/32	1,005	1,021,432
		$ 6,299,997
Housing — 2.2%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	$500	$ 506,845
5.00%, 7/1/44	250	251,035
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	429,782
5.00%, 7/1/37	500	508,375
		$ 1,696,037

Eaton Vance
Arizona Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 6.0%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	$2,000	$ 2,084,580
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	500	415,060
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.):
3.60%, 2/1/40	250	221,820
4.50%, 8/1/42	850	833,663
Yavapai County Industrial Development Authority, AZ, (Republic Services, Inc.), 3.65% to 6/1/23 (Put Date), 4/1/29	1,000	999,870
		$ 4,554,993
Insured - Electric Utilities — 2.3%
Mesa, AZ, Utility Systems Revenue:
(NPFG), 5.00%, 7/1/23	$430	$ 431,191
(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	451,211
(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	120,342
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	485	488,540
Series SS, (NPFG), 5.00%, 7/1/25	245	245,213
		$ 1,736,497
Insured - General Obligations — 12.4%
Apache Junction Unified School District No. 43, AZ, (AGM), 5.00%, 7/1/24	$1,200	$ 1,225,392
Cartwright Elementary School District No. 83, AZ, (AGM), 5.25%, 7/1/42	1,390	1,551,309
Maricopa County Elementary School District No. 2, AZ, (AGM), 5.00%, 7/1/34	1,000	1,171,520
Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	2,792,580
Maricopa County Elementary School District No. 25, AZ, (AGM), 4.375%, 7/1/42	2,120	2,269,121
Maricopa County Elementary School District No. 66, AZ, (BAM), 4.00%, 7/1/39	400	406,684
		$ 9,416,606
Insured - Lease Revenue/Certificates of Participation — 2.0%
Higley Unified School District No. 60, AZ, Certificates of Participation:
(AGM), 4.125%, 6/1/42	$500	$ 500,105
(AGM), 4.25%, 6/1/47	1,000	994,870
		$ 1,494,975
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 4.3%
Glendale, AZ, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$ 1,302,025
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	1,635	2,007,420
		$ 3,309,445
Other Revenue — 1.8%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,355	$ 1,405,677
		$ 1,405,677
Senior Living/Life Care — 1.9%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$500	$ 444,335
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	205,909
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	380	351,640
4.00%, 12/1/30	500	456,610
		$ 1,458,494
Special Tax Revenue — 6.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 198,856
Bullhead City, AZ, Excise Taxes Revenue:
0.75%, 7/1/25	40	37,338
1.30%, 7/1/28	500	451,605
2.10%, 7/1/36	580	468,860
2.55%, 7/1/46	125	89,346
4.00%, 7/1/32	275	290,477
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/45	1,000	995,880
Pinal County, AZ, Pledged Revenue:
4.00%, 8/1/33	600	629,892
4.00%, 8/1/36	500	513,310
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	965,600
		$ 4,641,164
Transportation — 6.6%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$ 1,020,930
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/37	1,500	1,500,465
(AMT), 4.00%, 7/1/38	1,000	993,950

Eaton Vance
Arizona Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Phoenix Civic Improvement Corp., AZ, Airport Revenue: (continued)
(AMT), 5.00%, 7/1/49	$1,455	$ 1,498,054
		$ 5,013,399
Water and Sewer — 7.0%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,566,675
Gilbert Water Resources Municipal Property Corp., AZ:
4.00%, 7/1/36	750	768,397
Green Bonds, 4.00%, 7/15/47	1,000	987,090
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	878,989
Tucson, AZ, Water System Revenue:
5.00%, 7/1/32	545	593,756
5.00%, 7/1/35	530	572,204
		$ 5,367,111
Total Tax-Exempt Municipal Obligations (identified cost $69,539,535)		$69,639,884

Taxable Municipal Obligations — 6.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Arizona Industrial Development Authority, (Doral Academy of Northern Nevada), 3.375%, 7/15/25(1)	$175	$ 168,035
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 3.00%, 2/15/24	45	44,123
		$ 212,158
General Obligations — 0.8%
Maricopa County Elementary School District No. 2, AZ, 4.50%, 7/1/24	$655	$ 648,175
		$ 648,175
Hospital — 1.3%
Maricopa County Industrial Development Authority, AZ, (Banner Health), 4.95%, 1/1/56	$1,000	$ 1,000,000
		$ 1,000,000
Special Tax Revenue — 3.7%
Coconino County, AZ, Pledged Revenue, 4.073%, 7/1/23	$500	$ 499,035
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	850	696,541
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Tempe, AZ, Transit Excise Tax Revenue:
1.145%, 7/1/27	$540	$ 477,365
1.345%, 7/1/28	1,330	1,153,283
		$ 2,826,224
Total Taxable Municipal Obligations (identified cost $5,146,777)		$ 4,686,557

Trust Units — 0.7%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.7%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$500	$ 504,875
Total Trust Units (identified cost $497,285)		$ 504,875
Total Investments — 98.3% (identified cost $75,183,597)		$74,831,316
Other Assets, Less Liabilities — 1.7%		$ 1,302,534
Net Assets — 100.0%		$76,133,850
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $2,784,352 or 3.7% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2023.
The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2023, 21.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 15.8% of total investments.

Eaton Vance
Arizona Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
The Fund did not have any open derivative instruments at April 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$69,639,884	$ —	$69,639,884
Taxable Municipal Obligations	—	4,686,557	—	4,686,557
Trust Units	—	504,875	—	504,875
Total Investments	$ —	$74,831,316	$ —	$74,831,316
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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